Intangible Asset (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Estimated Future Amortization of Intangibles

The estimated future amortization of intangibles subject to amortization at September 30, 2021 was as follows:

5 Year Schedule

2021 (for the remainder of)	$60,584
2022	242,480
2023	242,480
2024	242,480
2025	242,480
Thereafter	3,634,438

Total remaining amortization	$4,664,942

2021	$248,142
2022	248,142
2023	248,142
2024	248,142
2025	248,142
Thereafter	3,722,126
Total	$4,962,834